Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Schedule of Aircraft Held for Sale	The following table summarizes the Company's held for sale activity during the nine months ended September 30, 2024:

Nine Months Ended September 30,
2024
Aircraft held for sale as of December 31, 2023	$—
Aircraft sold	(15,353)
Aircraft reclassified to held for sale	42,831
Impairment (gain) loss due to fair value adjustments	1,887
Aircraft held for sale as of September 30, 2024	$25,591